Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure Abstract
Other Liabilities Table Text Block
(In thousands)	December 31, 2019	December 31, 2018
Accrued expenses	$273,184	$276,120
Accrued interest payable	44,026	44,638
Accounts payable	65,688	66,381
Dividends payable	29,027	25,092
Trades payable	4,084	64
Liability for GNMA loans sold with an option to repurchase	102,663	134,260
Reserves for loan indemnifications	38,074	67,066
Reserve for operational losses	35,665	40,921
Operating lease liabilities (Note 35)	165,139	-
Finance lease liabilities (Note 35)	19,810	-
Pension benefit obligation	52,616	68,736
Postretirement benefit obligation	168,681	153,415
Others	46,296	45,115
Total other liabilities	$1,044,953	$921,808